Average Annual Total Returns - FidelityFoundersFund-RetailPRO - FidelityFoundersFund-RetailPRO - Fidelity Founders Fund	Jun. 29, 2023
Fidelity Founders Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.65%)
Since Inception	10.82%
Fidelity Founders Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.06%)
Since Inception	10.18%
Fidelity Founders Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.45%)
Since Inception	8.56%
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	10.11%	[1]

[1]	A From February 14, 2019